SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Annual Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers and peripheral equipment	14 - 33
Office furniture and equipment	7 - 15
Motor vehicles	17
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of Weighted Average Assumptions Used
The fair value for options granted in 2017, 2016 and 2015 was estimated at the date of grant using the following weighted average assumptions:

	Year ended December 31,
	2017	2016	2015

Dividend yield	0%	0%	0%
Expected volatility	74%	65%	65%
Risk-free interest	2.23%	1.37%	1.75%
Expected term (years)	5.5	5.6	5.5

Schedule of Measurement of Fair value of assets and Liabilities
The following table presents the Company's assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 and 2016:

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
Equity	$561	$-	$561
Foreign currency derivative contracts	-	23	23

	$561	$23	$584

	December 31, 2016
	Fair value measurements using input type
	Level 1	Level 2	Total

Marketable securities:
Equity	$911	$-	$911
Foreign currency derivative contracts	-	(28)	(28)

	$911	$(28)	$883

Schedule of components of accumulated other comprehensive income
The following table shows the components of accumulated other comprehensive income, net of taxes, for the year ended December 31, 2017:

	Year ended December 31, 2017
	Unrealized gains on marketable securities	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	273	(114)	(28)	131

Other comprehensive income	129	93	194	323
Amounts reclassified from accumulated other comprehensive income	(154)	-	(143)	(204)

Net current-period other comprehensive income (loss)	(25)	93	51	119

Ending balance	248	(21)	23	250